PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The New Jersey Resources Corporation Employees’ Retirement Savings Plan (the Plan) is administered through a Benefits Administration Committee (the Plan Administrator) appointed by New Jersey Resources Corporation’s (the Company, NJR or the Sponsor) Board of Directors and is administered in accordance with the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

The following description of the Plan is provided for general information only. Participants should refer to the Plan document for more complete information.

The Plan is a defined contribution plan. The Plan provides a savings component and had provided an employee stock ownership plan component, as described below.

As of January 1, 2025, the Plan was restated to incorporate all prior amendments, comply with current laws and regulations, and to convert the Plan into a safe harbor plan effective as of January 1, 2025.

Subsequent events

The Plan has evaluated subsequent events for recognition or disclosure through June 24, 2026, the date the financial statements were available to be issued.

Savings Component

General

All permanent employees of the Company and its subsidiaries who have completed 30 days of service are eligible to participate on a voluntary basis. Eligible employees are automatically enrolled in the Plan at 3% and their pre-tax contributions are automatically escalated each year up to 6%. Payroll deductions begin with the first available pay period following the completion of 30 days of service, unless the employee elects not to participate. The Plan’s default investments are various T. Rowe Price Retirement Year Funds, which are based on the participants’ year of birth.

Contributions and Vesting

As directed by the Plan Administrator, contributions by employees and the Company are transferred to T. Rowe Price (the Trustee) and held in the Plan’s trust fund for investment and allocation to participants’ accounts.

Employee Contributions

Under the savings component, eligible employees may make contributions of between 1% and 75% of eligible base compensation, as defined in the Plan document, which shall be permitted as either pre-tax or after-tax contributions provided that they are within the calendar year elective deferral limit in effect for 401(k) contributions in accordance with the Internal Revenue Code (IRC). The elective deferral limit for pre-tax contributions was $23,500 for 2025. In addition, employees who have both reached the minimum age of 50 and the elective deferral limit by the end of the plan year, may elect to make pre-tax non-matchable catch-up contributions. During the plan year ended December 31, 2025, the Internal Revenue Service allowed catch-up contributions of up to $7,500. Beginning in 2025, the Internal Revenue Service allows participants to make a higher amount of catch-up contributions in a tax year in which they attain age 60, 61, 62 or 63. The higher limit on catch-up contributions for such participants is $11,250. The total contribution for any participant may not exceed $70,000 for 2025, except for those who have attained age 50 to 59, or 60 to 63, and then the total contribution by participant may not exceed $77,500 and $81,250, respectively. Contributions by employees are made primarily through payroll deductions. The Plan also accepts qualified roll-over contributions from eligible employees. Effective January 1, 2024, the Plan was amended to allow Roth contributions.
Employer Matching Contributions

For 2025, Company contributed an amount equal to 100% of the first 3% and 80% of the next 3% of the pre-tax and/or after-tax participant contributions, subject to certain exceptions as described in the Plan document. The Company’s contribution related to those employees was approximately $7.3 million for 2025.

Employer Special Contributions

Non-transitioned union employees of NJR Home Services, an affiliated company, all union employees hired on or after January 1, 2012, and all non-represented employees hired on or after October 1, 2009, are not covered by the Company’s defined benefit plans. For these employees, the Company contributed an amount equal to 4% of base compensation for employees with less than five years but more than one year of service and 5% of base compensation for employees with five or more years of service. Eligibility begins after one year of employment, and the contribution is made by March 31 of the year following the completion of one year of employment. The Company contributed approximately $1.8 million related to the represented employees and approximately $3.0 million related to the non-represented employees for 2025.

The employer special contribution contribution for all eligible employees is invested consistent with the employee’s current investment fund election or automatically into the Plan’s default investment and may subsequently be directed by the participant into any of the other investment options available under the Plan.

There was no special per capita contribution made during the year ended December 31, 2025.

Employer special contributions are not eligible for loans or in-service withdrawals and may only be distributed upon termination, retirement or death.

Vesting

All employer matching and special contributions for eligible employees are 100% vested at the time of contribution. Contributions are subject to limitations. Employee contributions vest at 100% when made.

Payment of Benefits

Prior to retirement or termination of service with the Company, participants may withdraw their contributions from the Plan subject to certain limitations. Participants may not withdraw the Company’s contributions until they become vested. Withdrawal of participants’ pre-tax funds may generally be made only upon disability, hardship or the attainment of age 59-1/2.

Distributions made upon retirement or death may be made either in a lump sum or in equal installments over a period not to exceed five years. All other distributions are made in a lump sum payment.

Notes Receivable from Participants

The Plan may loan to a participant an amount that shall not exceed the lesser of 50% of the value of the vested portion of such participant’s account, or $50,000. The minimum participant loan must be $1,000 and participants may only have one outstanding loan at a time. No loan shall be for a term of more than 5 years except for loans used to acquire the participant’s principal residence, which term shall not exceed 10 years. The loans are secured by the balance in the participant’s account. Notes receivable from participants are valued at their principal balance plus accrued unpaid interest.

Principal and interest are paid ratably through payroll deductions. A participant may repay any such loan in full by check at any time in accordance with such rules as may be prescribed by the Plan Administrator. Payments of principal and interest on loans shall be credited to the participant’s account(s) from which the loan was funded and shall be reinvested in investment funds in accordance with the participant’s then current investment selection.

The interest rate for loans will be 1% above the prime rate reported in the Wall Street Journal or such other rate as is prescribed by the Plan Administrator based on periodic re-evaluations of the adequacy of such rate. The fixed rate of interest shall apply to the term of each loan. Interest rates ranged from 4.25 percent to 9.5% at December 31, 2025.
Participant Accounts

Individual accounts are maintained for each plan participant. Each participant’s account is credited with the participant’s contribution, Company’s matching contribution, employer special contributions, loan repayments, if applicable, and plan earnings, and charged with withdrawals and an allocation of plan losses and administrative expenses that are paid by the Plan. Allocations are based on participant earnings or account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investment Options

Participants direct the investment of their contributions into various investment options offered by the Plan. Company contributions are invested at the same percentage in the same investment options as the participant directed investments, including NJR stock. The Plan currently offers various investment options for participants.

Forfeited Accounts

Forfeitures are used to reduce Company contributions. At December 31, 2025, forfeited non-vested accounts balance totaled approximately $120,000. The entire forfeiture balance was used to reduce the Company’s special contributions for the year ended December 31, 2025, which was completed in March 2026.

Employee Stock Ownership Plan Component (ESOP)

General

The Plan’s ESOP, which is no longer available for participant contributions effective January 1, 1996, includes amounts held by the Plan Trustee in Company stock (NJR Common Stock). All participants’ respective shares of NJR Common Stock are 100% vested.

Payment of Benefits/Diversification

Distributions to ESOP participants may be made in the case of separation of service, and may be in the form of full shares of the Company’s common stock and cash in lieu of fractional shares. ESOP participants may also elect to receive their total distribution in cash. Effective January 1, 2006, ESOP participants were able to diversify all or part of their account balance into any of the other 401(k) plan investment options, including NJR Common Stock. If and when the participants make a transfer, they will be able to use these amounts for the allowable in-service withdrawals or participant loans.

Certain participants have the option to withdraw a portion of their ESOP accounts once a year after reaching age 55 and ten years of participation in the Plan. This withdrawal option is offered annually to eligible participants until they reach age 59½.

In the event that a participant or beneficiary receives a distribution of shares of Company stock at a time when such Company stock is not readily tradable on an established market, then the following provisions shall apply:

The Company shall issue a “put option” to such participant or beneficiary. The put option shall provide the right to elect, at any time during the 60 day period following the date of such distribution or the first 60 days of the plan year immediately following the plan year in which the distribution is made, to sell such Company stock to the Company for an amount equal to the fair market value of such Company stock as of the most recent valuation date. The put option provision applies to both the ESOP and the common stock of New Jersey Resources held within the Plan in participant accounts.
Voting Rights

Each participant shall have the right, to the extent of the Company stock allocated to their accounts, to direct the Trustee by proxy, as to the manner in which to vote their shares on all matters shareholders of Company stock are entitled to vote. Best efforts must be utilized to distribute or cause to be distributed to each participant such information and proxy statements as will be distributed to shareholders of the Company. Unallocated shares of common stock, if any, held by the Trustee shall be voted by the Trustee in the same manner and in the same proportion as are those shares that are allocated to the accounts of the participants and the Trustee shall have no discretion in this matter. The Trustee shall not divulge to the Company the voting of any participant. The voting rights provision applies to both the ESOP and the common stock of NJR held within the Plan in participant accounts. There were no unallocated NJR common stock shares as of December 31, 2025.

Investment Income

The following amounts related to the ESOP were included in dividend income and net depreciation in fair value of investments, respectively, for the year ended December 31, 2025:

Dividend income	$661,456
Net depreciation in fair value of investments	$(118,997)